UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management
           --------------------------
Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            May 11, 2007
---------------------     -------------------------      ----------------
     [Signature]                 [City, State]              [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		 0
                                         -----------------

Form 13F Information Table Entry Total:  	126
					 -----------------

Form 13F Information Table Value Total:       123,715
					 -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


AVX Corp	                com	 002444107    851	56000	 SH	       SOLE      		56000	0      0
Abercrombie & Fitch Co	        com	 002896207    1135	15000	 SH	       SOLE      		15000	0      0
Adaptec Inc	                com	 00651F108    523	135062	 SH	       SOLE		        135062	0      0
Advanced Micro Devices		com	 007903107    1306	100000	 SH            SOLE	         	100000	0      0
Aeroflex Inc	                com	 007768104    2277	173176	 SH            SOLE		        173176	0      0
Allion Healthcare Inc           com      019615103    390       95399    SH            SOLE                     95399   0      0
Amicas Inc	                com	 001712108    1023	360122	 SH            SOLE		        360122	0      0
Andrew Corp	                com	 034425108    1992	188060	 SH	       SOLE              	188060  0      0
Avid Technolgy Inc	        com	 05367P100    262	7500	 SH            SOLE       		7500    0      0
Avnet Inc	                com	 053807103    3263	90300	 SH            SOLE      		90300   0      0
Axcelis Technologies Inc	com	 054540109    912	119349	 SH            SOLE      		119349  0      0
Bell Microproducts Inc	        com	 078137106    1767	276071	 SH	       SOLE             	276071  0      0
Bisys Group Inc	                com	 055472104    837	73000	 SH            SOLE              	73000   0      0
Borland Software Corp	        com	 099849101    1029	195279	 SH	       SOLE      		195279  0      0
Boston Scientific Corp	        com	 101137107    298	20500	 SH	       SOLE       		20500   0      0
Brocade Communications Sys	com	 111621108    504	52930	 SH	       SOLE	        	52930   0      0
Bronco Drilling CO Inc          com      112211107    1922      116000   SH            SOLE                     116000  0      0
CRM Holdings Ltd                com      G2554P103    1174      134933   SH            SOLE                     134933  0      0
Carnival Corp	                com	 143658300    515       11000	 SH	       SOLE      		11000   0      0
Carreker Corp	                com	 144433109    1048	130723	 SH	       SOLE			130723  0      0
Cerner Corp                     com      156782104    219       4028     SH            SOLE                     4028    0      0
Chemtura Corp	                com	 163893100    1694	155000	 SH	       SOLE      		155000  0      0
Chevron Corporation	        com	 166764100    2988	40400	 SH	       SOLE      		40400   0      0
Chiquita Brands Intl            com      170032809    737       52600    SH            SOLE                     52600   0      0
Cisco Sys Inc                   com      17275R102    636       24900    SH            SOLE                     24900   0      0
Clear Channel Communications	com	 184502102    526       15000	 SH	       SOLE      		15000   0      0
Cognex Corp	                com	 192422103    1144      52787	 SH	       SOLE	         	52787   0      0
Comfort Sys USA Inc	        com	 199908104    190	15900	 SH	       SOLE      		15900   0      0
Concesco Inc                    com	 208464883    277	16000	 SH	       SOLE      		16000   0      0
Cost Plus Inc	                com	 221485105    926	92600	 SH	       SOLE     		92600   0      0
Cypress Semiconductor Corp      com      232806109    770	41500	 SH	       SOLE      		41500   0      0
DSP Group Inc 	                com	 23332B106    1595	83950	 SH	       SOLE		        83950	0      0
Daktronics Inc	                com	 234264109    406 	14785	 SH	       SOLE		        14785	0      0
Dell Computer Corp	        com	 247025109    1219	52500	 SH            SOLE		        52500	0      0
Diamond Offshore Drilling Inc	com	 25271C102    810 	10000	 SH	       SOLE		        10000	0      0
E M C Corp Mass	                com	 268648102    1163	84000	 SH	       SOLE		        84000	0      0
Electro Scientific Inds	        com	 285229100    621 	32300	 SH	       SOLE		        32300	0      0
Emrise Corp	                com	 29246J101    96 	77500	 SH	       SOLE		        77500	0      0
Endurance Specialty Holdgs Ltd	com	 G30397106    1262	35300	 SH	       SOLE		        35300	0      0
Family Dlr Stores Inc	        com	 307000109    1525      51500	 SH	       SOLE		        51500	0      0
Fieldstone Invt Corp	        com	 31659U300    461       150000   SH            SOLE                     150000  0      0
Finisar                         com      31787A101    53 	15000	 SH	       SOLE		        15000	0      0
Flextronics Intl Ltd	        com	 Y2573F102    1712      156465	 SH	       SOLE		        156465	0      0
Greenfield Online Inc	        com	 395150105    1140	71679	 SH	       SOLE		        71679	0      0
HMS Hldgs Corp	                com	 40425J101    274 	12500	 SH	       SOLE		        12500	0      0
Hewitt Assocs Inc	        com	 42822Q100    1466 	50159	 SH	       SOLE		        50159	0      0
Home Solutions Amer Inc	        com	 437355100    354 	74537	 SH	       SOLE		        74537	0      0
Hot Topic Inc	                com	 441339108    1718	154787	 SH	       SOLE		        154787	0      0
Hutchinson Technology Inc	com	 448407106    1635	70000	 SH	       SOLE		        70000	0      0
ICT Group Inc	                com	 44929Y101    613 	35000	 SH	       SOLE		        35000	0      0
Intel Corp	                com	 458140100    2380	124400	 SH	       SOLE     		124400	0      0
Intervoice Inc	                com	 461142101    1739	261919	 SH	       SOLE		        261919	0      0
Itron Inc	                com	 465741106    221 	3400	 SH	       SOLE		        3400	0      0
JDA Software Group Inc	        com	 46612K108    1498 	99654	 SH	       SOLE		        99654	0      0
JDS Uniphase Corp	        com	 46612J507    1692  	111075	 SH	       SOLE		        111075	0      0
Jabil Circuit Inc	        com	 466313103    1938 	90500	 SH	       SOLE		        90500	0      0
Jazz Technologies Inc	        com	 47214E102    761 	176900	 SH	       SOLE		        176900	0      0
LeCroy Corp	                com	 52324W109    316 	37866	 SH	       SOLE		        37866	0      0
Martek Biosciences Corp	        com	 572901106    206 	10000	 SH	       SOLE		        10000	0      0
Mc Donalds	                com	 580135101    620 	13763	 SH	       SOLE		        13763	0      0
Mentor Graphics Corp	        com	 587200106    473 	28970	 SH	       SOLE		        28970	0      0
Mercury Computer Sys	        com	 589378108    250 	17991	 SH	       SOLE		        17991	0      0
Merix Corp	                com	 590049102    1174 	142828   SH	       SOLE		        142828	0      0
Meruelo Maddux Properties Inc 	com	 590473104    1088	124295	 SH	       SOLE		        124295	0      0
Montpelier Re Holdings Ltd	com	 G62185106    775 	44700	 SH	       SOLE		        44700	0      0
Motorola Inc	                com	 620076109    855 	48400	 SH	       SOLE		        48400	0      0
NCI Building Sys Inc	        com	 628852105    940 	19700	 SH	       SOLE		        19700	0      0
NMS Communications Corp	        com	 629248105    1017	571199	 SH	       SOLE		        571199	0      0
Nautilus Inc	                com	 63910B102    554 	35900	 SH	       SOLE		        35900	0      0
Neoware Sys Inc	                com	 64065P102    165 	16423	 SH	       SOLE		        16423	0      0
Newport Corp	                com	 651824104    818 	49943	 SH	       SOLE		        49943	0      0
Nokia Corp	                com	 654902204    1742 	76000	 SH	       SOLE		        76000	0      0
Nortel Networks Corp	        com	 656568102    327 	13580	 SH	       SOLE		        13580	0      0
Novell Inc	                com	 670006105    1334 	184771	 SH	       SOLE		        184771	0      0
Nu Horizons Electrs Corp	com	 669908105    191 	18164	 SH	       SOLE		        18164	0      0
On-Assignment Inc	        com	 682159108    1954 	157429	 SH	       SOLE		        157429  0      0
Owens Ill Inc	                com	 690768403    1090 	42288	 SH	       SOLE		        42288	0      0
Pacific Sunwear Calif Inc	com	 694873100    2197	105486	 SH	       SOLE		        105486	0      0
Pantry Inc	                com	 698657103    1357	30000	 SH	       SOLE		        30000	0      0
PeopleSupport Inc	        com	 712714302    1194 	104249	 SH	       SOLE		        104249	0      0
Pervasive Software Inc	        com	 715710109    312 	76350	 SH	       SOLE		        76350	0      0
Pfizer Inc	                com	 717081103    523 	20700	 SH	       SOLE		        20700	0      0
Photronics Inc	                com	 719405102    1122 	72166	 SH	       SOLE		        72166	0      0
Pilgrims Pride Corp	        com	 721467108    830 	25000	 SH	       SOLE		        25000	0      0
Plantronics Inc	                com	 727493108    1417 	60000	 SH	       SOLE		        60000   0      0
Pomeroy Computer Res            com      731822102    278       30791	 SH            SOLE                     30791   0      0
Powerwave Technologies Inc	com	 739363109    427 	75000	 SH	       SOLE		        75000	0      0
Presstek Inc 	                com	 741113104    1154 	190670	 SH	       SOLE		        190670	0      0
Pride Intl Inc Del	        com	 74153Q102    334 	11100	 SH	       SOLE		        11100	0      0
Quiksilver Inc	                com	 74838C106    1392      120000	 SH	       SOLE		        120000	0      0
RF MicroDevices Inc	        com	 749941100    751 	120623	 SH	       SOLE		        120623	0      0
Regeneration Tech Inc Del	com	 75886N100    1441 	198733	 SH	       SOLE		        198733	0      0
RehabCare Group	                com	 759148109    225 	14200	 SH	       SOLE		        14200	0      0
S1 Corporation           	com	 78463B101    677 	112795	 SH	       SOLE		        112795	0      0
SAIA Inc	                com	 81111T102    798 	33600	 SH	       SOLE		        33600	0      0
SLM Corp	                com	 78442P106    1096 	26800	 SH	       SOLE		        26800	0      0
Sara Lee Corp	                com 	 803111103    824 	48700	 SH	       SOLE		        48700	0      0
Schulman A Inc	                com	 808194104    1126 	47811	 SH	       SOLE		        47811	0      0
Sentry Technology	        com	 81731K101    2 	45100	 SH	       SOLE		        45100	0      0
Skyworks Solutions Inc	        com	 83088M102    1517 	263823	 SH	       SOLE		        263823	0      0
Smurfit-Stone Container Corp	com	 832727101    1526	135547	 SH	       SOLE		        135547	0      0
Solectron Corp	                com	 834182107    476 	151200	 SH	       SOLE		        151200	0      0
Southwest Airls Co	        com	 844741108    1973 	134200   SH	       SOLE		        134200	0      0
StarTek Inc	                com	 85569C107    675 	68958	 SH	       SOLE		        68958	0      0
Sun Microsystems Inc	        com	 866810104    923 	153600	 SH	       SOLE		        153600	0      0
Swift Transn Co          	com	 870756103    1519 	48739	 SH	       SOLE		        48739	0      0
Symmetricom Inc	                com	 871543104    208 	25000	 SH	       SOLE		        25000	0      0
TII Network Technologies Inc	com	 872479209    36 	15000	 SH	       SOLE		        15000	0      0
Tech Data Corp	                com	 878237106    960 	26801	 SH	       SOLE		        26801	0      0
Technitrol Inc	                com	 878555101    1110 	42400	 SH	       SOLE		        42400	0      0
Telular Corp	                com	 87970T208    450 	126268	 SH	       SOLE		        126268	0      0
Theragenics Corp	        com	 883375107    2435 	389000	 SH	       SOLE		        389000	0      0
Time Warner Inc          	com	 887317105    1479	75000	 SH	       SOLE		        75000	0      0
Transocean Inc	                com	 G90078109    817 	10000	 SH	       SOLE		        10000	0      0
Tuesday Morning Corp	        com	 899035505    534 	36016	 SH	       SOLE		        36016	0      0
United Parcel Service Inc	com	 911312106    1886 	26900	 SH	       SOLE		        26900	0      0
Urologix Inc	                com	 917273104    263 	86728	 SH	       SOLE		        86728	0      0
Vestin Rlty Mtg II Inc	        com	 92549X102    61 	11518	 SH	       SOLE		        11518	0      0
Vicor Corp	                com	 925815102    669 	66816	 SH	       SOLE		        66816	0      0
Vignette Corp	                com	 926734104    1108 	59675	 SH	       SOLE		        59675	0      0
Vishay Intertechnology Inc	com	 928298108    800 	57200	 SH	       SOLE		        57200	0      0
W-H Energy Svcs Inc	        com	 92925E108    1248 	26700	 SH	       SOLE		        26700	0      0
Waste Mgmt Inc	                com	 94106L109    2271 	66000	 SH	       SOLE		        66000	0      0
Wright Med Group Inc        	com	 98235T107    555 	24890	 SH	       SOLE		        24890	0      0
X-Rite Inc	                com	 983857103    257 	19808	 SH	       SOLE		        19808	0      0
YRC Worldwide Inc        	com	 984249102    1106 	27500	 SH	       SOLE		        27500	0      0


